Notes and Advances Payable	6 Months Ended
Jun. 30, 2012
Notes and Advances Payable

7. Notes and Advances Payable

Notes and advances payable consist of the following as of December 31, 2011 and June 30, 2012:

	2011	2012
Officers, directors and affiliates:
Notes and advances payable, interest at 8.0%, due on demand	$24,319	$10,950
Notes and advances payable, interest at 9.7%, due on demand	85,000	85,000
Note payable, interest at 12.0%, due March 2013	—	150,000

Total officers, directors and affiliates	109,319	245,950

Unrelated parties:
Note payable, interest at 12.0%, due March 2013	—	250,000
Notes payable, interest at 12.0%, due March 2012	250,000	—

Total unrelated parties	250,000	250,000

Total notes and advance payable	$359,319	$495,950

All of the notes payable shown above are unsecured. Accrued interest on notes and advances payable amounted to $88,303 as of December 31, 2011 and $39,375 as of June 30, 2012.